Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (358,710)	$ (434,052)
Reconciliation of net loss to net cash used in operating activities
Amortization of debt discount and deferred financing costs	63,296	405,196
Depreciation expense	873	0
Change in fair value of derivative liability	(243,653)	(310,348)
Stock issued for services	88,600	165,000
Changes in operating assets and liabilities:
Inventory	(256,999)	0
Prepaid expenses and other current assets	142,910	(72,949)
Accounts payable and accrued expenses	(30,003)	(121,325)
Due to officers	(4,558)	30,167
CASH USED IN OPERATING ACTIVITIES	(598,244)	(338,311)
Purchase of property and equipment	(34,525)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans payable	0	369,500
Payments of convertible loans payable	(150,000)	(95,500)
Costs associated with equity line of credit	(24,000)	0
Proceeds from sale of common stock	300,000	160,021
Proceeds from common stock subscriptions	300,000	0
CASH PROVIDED BY FINANCING ACTIVITIES	426,000	434,021
Effect of exchange rate changes on cash	29,152	(2,501)
Net change in cash	(177,617)	93,209
Cash, beginning of period	589,668	12,047
Cash, end of period	412,051	105,256
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	67,940	28,864
Cash paid for taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for interest and fees	3,222	3,441
Common stock issued to convert loans payable	50,000	66,000
Derivative liability discount		730,280
Derivative liability settled upon conversion of debt	110,507	67,350
Reclassification of common stock subscription liability to common stock subscriptions	377,350
Reclassification of common stock subscriptions to common stock	$ 747,650	$ 1,504,000